Related-party transactions - Additional Information (Detail) - USD ($)	4 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction [Line Items]
Proceeds from related party debt	$ 442,000		$ 633,000
Repayment of related party debt			1,069,000
Due to affiliates current		$ 271,000
Due to affiliates non current		1,544,000
Payment towards advances to related parties	0	83,000
Equity method investment net income loss		$ (63,000)
Capital Unit, Class A [Member] | Mount Sinai [Member]
Related Party Transaction [Line Items]
Equity method investment shares		750
Ekf Diagnostics [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt	$ 400,000		$ 600,000
Related party transaction interest rate	5.00%		5.00%
Interest expenses related party transactions	$ 5,000		$ 16,000
Ekf Diagnostics [Member] | Principal [Member]
Related Party Transaction [Line Items]
Repayment of related party debt			1,000,000
Ekf Diagnostics [Member] | Interest [Member]
Related Party Transaction [Line Items]
Repayment of related party debt			21,000
Icahn School Of Medicine At Mount Shenai [Member] | Research And Development Expenses And Annual Maitnanace Fees [Member]
Related Party Transaction [Line Items]
Related party transaction expenses		$ 200,000
Icahn School Of Medicine At Mount Shenai [Member] | Board And Consulting Fees [Member]
Related Party Transaction [Line Items]
Related party transaction expenses		100,000
Renwick Capital Llc [Member] | Consultancy Fees [Member]
Related Party Transaction [Line Items]
Related party transaction expenses	$ 100,000		$ 200,000
Kantaro Bio Sciences LLC [Member]
Related Party Transaction [Line Items]
Loan commitment to related party		$ 83,333
Percentage of loan repayment due to be received		25.00%
Equity method investment ownership percentage		25.00%
Payment towards advances to related parties		$ 83,333
Equity method investment net income loss		$ (63,139)
Kantaro Bio Sciences LLC [Member] | Compounded Monthly [Member]
Related Party Transaction [Line Items]
Related party transaction interest rate		0.25%
Kantaro Bio Sciences LLC [Member] | Mount Sinai [Member]
Related Party Transaction [Line Items]
Loan commitment to related party		$ 300,000
Additional loan commitment to related party		$ 500,000
Percentage of loan repayment due to be received		75.00%
Equity method investment ownership percentage		75.00%
Kantaro Bio Sciences LLC [Member] | Mount Sinai [Member] | Compounded Monthly [Member]
Related Party Transaction [Line Items]
Related party transaction interest rate		0.25%
Kantaro Bio Sciences LLC [Member] | Advisory Agreement [Member]
Related Party Transaction [Line Items]
Period of service agreement with related party	5 years
Fair value of services to be provided to the related party		$ 1,800,000
Due to affiliates		1,800,000
Due to affiliates current		300,000
Due to affiliates non current		1,500,000
Kantaro Bio Sciences LLC [Member] | Advisory Agreement [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member]
Related Party Transaction [Line Items]
Fair value of services to be provided to the related party		2,000,000
Due to affiliates		$ 2,000,000
Kantaro Bio Sciences LLC [Member] | Advisory Agreement [Member] | Capital Unit, Class A [Member]
Related Party Transaction [Line Items]
Equity method investment shares		250
Kantaro Bio Sciences LLC [Member] | Advisory Agreement [Member] | Capital Unit, Class A [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member]
Related Party Transaction [Line Items]
Equity method investments at fair value		$ 2,000,000
Kantaro Bio Sciences LLC [Member] | Commitment To Lend Additional Amount [Member]
Related Party Transaction [Line Items]
Additional loan commitment to related party		$ 166,667
Joslin License [Member]
Related Party Transaction [Line Items]
Stock issued during period shares purchase of assets			15,427,704